OPPENHEIMER QUEST VALUE FUND, INC.
SEMIANNUAL REPORT APRIL 30, 1997

[PHOTO]

"WE HAVE A LOT OF
IMPORTANT
GOALS, SO WE
NEED OUR MONEY
TO GROW SOLIDLY
OVER TIME."

[OPPENHEIMERFUNDS LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

THIS FUND IS FOR PEOPLE WHO WANT THEIR MONEY TO GROW OVER TIME AND FEEL MOST COMFORTABLE INVESTING IN WELL-ESTABLISHED COMPANIES.


                                      NEWS

                                BEAT THE AVERAGE

Cumulative Total Return for the
5-Year Period Ended 3/31/97:

Oppenheimer Quest Value
Fund, Inc.
Class A (at net asset value)(1)

112.14%

Lipper Capital Appreciation
Average for 76 Capital
Appreciation Funds for the
5-Year Period Ended 3/31/97(3)

80.03%

THE FUND'S CLASS A SHARES ARE RANKED **** AMONG 1,919 (3-YEAR), 1,076 (5-YEAR) AND 601 (10-YEAR) DOMESTIC EQUITY FUNDS FOR THE COMBINED 3-, 5- AND 10-YEAR PERIODS ENDED 3/31/97 BY MORNINGSTAR MUTUAL FUNDS.(4)


HOW YOUR FUND IS MANAGED

Oppenheimer Quest Value Fund, Inc. seeks growth by applying a value-oriented philosophy to investing, looking for stocks that the portfolio manager believes are undervalued. The manager employs a bottom-up process to select individual stocks for the Fund. For a stock to be included in the portfolio, a rigorous research process must be completed.


PERFORMANCE

Total returns for the six months ended 4/30/97 for Class A, B and C shares were 6.87%, 6.60% and 6.60%, respectively, without deducting sales charges. Cumulative total return for Class Y shares from inception on 12/16/96 to 4/30/97 was 5.94%.(1)

      Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 3/31/97 were 9.63%, 14.86% and 12.16%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 9/1/93 were 10.77% and 15.49%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 9/1/93 were 14.78% and 16.04%, respectively. Cumulative total return for Class Y shares from inception on 12/16/96 to 3/31/97 was 3.52%.(2)


OUTLOOK

"We think that selecting stocks of quality businesses that generate healthy free cash flows and are run by management interested in maximizing shareholder value is very important."

                                             Eileen Rominger, Portfolio Manager
                                                                 April 30, 1997

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. The Fund's Sub-adviser is OpCap Advisors (formerly Quest for Value Advisors, the Fund's Adviser until 11/22/95).

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 4/30/80. The Fund's maximum sales charge rate for Class A shares was lower prior to 11/22/95, so actual results would have been greater. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year period. An explanation of the different total returns is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge and Class A shares are subject to an annual 0.25% asset-based sales charge.

3. Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Quest Value Fund, Inc. is characterized by Lipper as a capital appreciation fund. Lipper performance is based on total return and does not take sales charges into account.

4. Source: Morningstar Mutual Funds, 3/31/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund is ranked 4 stars (3-year), 4 stars (5-year) and 4 stars (10-year), weighted 20%/30%/50%, respectively, and 3 stars (1-year) among 3,048 funds.


2      Oppenheimer Quest Value Fund, Inc.

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Quest Value Fund,Inc.


DEAR SHAREHOLDER,


So far, 1997 has brought the volatility we anticipated in the equity market. April saw a 9% decline, but it was followed by an even larger rebound. Despite this volatility, we remain optimistic about the rest of the year. On the one hand, the equity market is backed by solid economic fundamentals that should continue for the near future. On the other hand, the ups and downs of the business cycle are a reality, and at some point, possibly this year, we expect that the economy will move into a phase of slower growth.

      On a positive note, the economy has been expanding slowly but steadily. Interest rates are still relatively low, despite the Federal Reserve's recent increase in short-term rates. Low interest rates translate into reduced borrowing rates for companies, which use these savings to improve productivity through new efficiency-enhancing technologies. Higher productivity translates into lower production costs, which in turn results in higher profits.

      In addition, inflation is at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a "pre-emptive" act to keep inflation low and extend the economy's healthy growth cycle.

      Despite this good news, we are realistic about the future of the equity market. During 1996, most market gains came from a very select group of about 50-100 large-capitalization stocks. The broader market, including small- and mid-size companies, actually delivered mixed results for the past year. Many large-company stocks are becoming overvalued, or expensive in price, and market buyers will reach a point when they are no longer willing to pay high premiums for them. This may result in a correction, unless investors turn to the many small- and mid-cap stocks that are relatively undervalued. There is plenty of room for growth in these areas, and we expect to see these stocks participating in the market during 1997.

      In this uncertain period, selectivity will be our key to maintaining an effective portfolio. It will be important to base stock choices on the individual merits of companies, such as strong management, fundamental business policies, long-term future prospects and price. For you, the investor, maintaining a long-term investment horizon is essential. Short-term swings will inevitably occur, but the market's long-term trend has been to move higher and higher.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.



/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill



May 21, 1997

3      Oppenheimer Quest Value Fund, Inc.

Q + A

[PHOTO]

Eileen Rominger
Portfolio Manager

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

Oppenheimer Quest Value Fund, Inc. performed well during the period. In fact, for the six-month period ended April 30, 1997, cumulative total return without deducting sales charges for the Fund's Class A shares was 6.87%.

WHAT CHARACTERISTICS DO YOU LOOK FOR WHEN EVALUATING STOCKS?

In this fund, we look for companies that have three basic traits.
First, the businesses we select must have a competitive advantage versus other companies within their industry, a benefit that will allow them to sustain a high return on invested capital. Second, we look for companies with strong management teams who are focused on working hard for the shareholders through effective use of cash flow, such as reinvesting in the business, buying back stock and paying dividends. And third, we look for stocks that can be purchased at advantageous prices.

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

Once again, we are very pleased to report that the stocks that contributed the most during the period were our largest holdings. Two of these positions, ACE Ltd. and EXEL Ltd., are insurance carriers that write specialty lines of coverage, such as excess liability and catastrophic property reinsurance. Both companies benefit from low operating costs because they operate from Bermuda. Wells Fargo & Co., headquartered in California, was able to dramatically reduce their operating expenses. In addition, they have instituted a new distribution channel by setting up branches in local supermarket chains. Finally, McDonnell Douglas, an aerospace firm, reported impressive gains during the period due to a merger with Boeing International.(1)

WERE THERE ANY INVESTMENTS THAT DIDN'T PERFORM AS WELL AS EXPECTED?

Our holdings in LucasVarity, a British electrical-equipment conglomerate, underperformed during this period. This company is currently in the final stages of a merger, which has caused the stock's price to fall. We remain confident that the combined company will be able to significantly increase profit margins.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We think that selecting stocks of quality businesses that generate healthy free cash flows and are run by management interested in maximizing shareholder value is very important. But particularly now, when it appears the market may see more volatility than it has in the past few years, these characteristics are even more attractive because they may provide the Fund with a relatively stronger defensive position going forward.



1. The Fund's portfolio is subject to change.

4      Oppenheimer Quest Value Fund, Inc.

FINANCIALS

CONTENTS
STATEMENT OF INVESTMENTS                             6
STATEMENT OF ASSETS AND LIABILITIES                  9
STATEMENT OF OPERATIONS                             10
STATEMENTS OF CHANGES IN NET ASSETS                 11
FINANCIAL HIGHLIGHTS                                12
NOTES TO FINANCIAL STATEMENTS                       14

5      Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   April 30, 1997 (Unaudited)

                                                                                                       FACE            MARKET VALUE
                                                                                                       AMOUNT          SEE NOTE 1
====================================================================================================================================
SHORT-TERM NOTES--18.2%
------------------------------------------------------------------------------------------------------------------------------------
        American Express Credit Corp., 5.49%, 5/27/97(1)                                               $ 15,660,000     $ 15,597,908
        ----------------------------------------------------------------------------------------------------------------------------
        Deere (John) Capital Corp., 5.48%, 5/21/97(1)                                                     4,503,000        4,489,291
        ----------------------------------------------------------------------------------------------------------------------------
        Deere (John) Capital Corp., 5.49%, 5/27/97(1)                                                    13,000,000       12,948,455
        ----------------------------------------------------------------------------------------------------------------------------
        Deere (John) Capital Corp., 5.55%, 5/1/97(1)                                                     13,668,000       13,668,000
        ----------------------------------------------------------------------------------------------------------------------------
        Federal Farm Credit Bank, 5.36%, 5/16/97(1)                                                       4,580,000        4,569,771
        ----------------------------------------------------------------------------------------------------------------------------
        Ford Motor Credit Co., 5.53%, 5/5/97(1)                                                          30,000,000       29,981,567
        ----------------------------------------------------------------------------------------------------------------------------
        General Motors Acceptance Corp., 5.56%, 5/8/97(1)                                                30,000,000       29,967,567
        ----------------------------------------------------------------------------------------------------------------------------
        Merrill Lynch & Co., Inc., 5.57%, 6/2/97(1)                                                      30,000,000       29,852,533
                                                                                                                        ------------
        Total Short-Term Notes (Cost $141,075,092)                                                                       141,075,092

====================================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
------------------------------------------------------------------------------------------------------------------------------------
        Security Capital Realty, Inc., 12% Cv. Sub. Debs. Interest Shares, 6/30/14(2)                       102,061          102,061
        ----------------------------------------------------------------------------------------------------------------------------
        Security Capital Realty, Inc., 12% Cv. Sub. Debs., 6/30/14(2)                                     2,310,155        2,688,933
                                                                                                                        ------------
        Total Convertible Corporate Bonds and Notes (Cost $2,293,828)                                                      2,790,994

                                                                                                        SHARES
====================================================================================================================================
COMMON STOCKS--81.2%
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--4.7%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.2%
Du Pont (E.I.) De Nemours & Co.                                                                              60,000        6,367,500
        ----------------------------------------------------------------------------------------------------------------------------
        Hercules, Inc.                                                                                      241,000        9,489,375
        ----------------------------------------------------------------------------------------------------------------------------
        Monsanto Co.                                                                                        215,000        9,191,250
                                                                                                                        ------------
                                                                                                                          25,048,125
------------------------------------------------------------------------------------------------------------------------------------
METALS--1.1%
        Freeport McMoRan, Inc.                                                                               66,333        1,940,240
        ----------------------------------------------------------------------------------------------------------------------------
        Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                         229,290        6,678,071
                                                                                                                        ------------
                                                                                                                           8,618,311

------------------------------------------------------------------------------------------------------------------------------------
PAPER--0.4%
        Champion International Corp.                                                                         60,000        2,790,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--11.4%
------------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--0.5%
        Security Capital Realty, Inc.(2)(3)                                                                   3,049        3,713,034
------------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--6.8%
        AMR Corp.(3)                                                                                        152,000       14,155,000
        ----------------------------------------------------------------------------------------------------------------------------
        Carnival Corp., Cl. A                                                                               450,000       16,593,750
        ----------------------------------------------------------------------------------------------------------------------------
        McDonald's Corp.                                                                                    400,000       21,450,000
                                                                                                                        ------------
                                                                                                                          52,198,750

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
        Tele-Communications, Inc. (New), TCI Group, Series A(3)                                             810,000       11,188,125
------------------------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--2.6%
        May Department Stores Cos.                                                                          438,000       20,257,500
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--7.7%
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--1.0%
        Warner-Lambert Co.                                                                                   81,000        7,938,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--5.6%
        Becton, Dickinson & Co.                                                                             398,000       18,308,000
        ----------------------------------------------------------------------------------------------------------------------------
        Tenet Healthcare Corp.(3)                                                                           955,500       24,843,000
                                                                                                                        ------------
                                                                                                                          43,151,000

6      Oppenheimer Quest Value Fund, Inc.

                                                                                                                       MARKET VALUE
                                                                                                       SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--1.1%
        Avon Products, Inc.                                                                                 135,600     $  8,356,350
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--0.4%
------------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--0.4%
        Triton Energy Ltd.(3)                                                                                88,000        3,234,000
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--33.9%
------------------------------------------------------------------------------------------------------------------------------------
BANKS--6.5%
        BankBoston Corp.                                                                                    100,000        7,275,000
        ----------------------------------------------------------------------------------------------------------------------------
        Citicorp                                                                                            170,000       19,146,250
        ----------------------------------------------------------------------------------------------------------------------------
        Wells Fargo & Co.                                                                                    88,666       23,651,655
                                                                                                                        ------------
                                                                                                                          50,072,905

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--5.3%
        Countrywide Credit Industries, Inc.                                                                 620,000       16,817,500
        ----------------------------------------------------------------------------------------------------------------------------
        Federal Home Loan Mortgage Corp.                                                                    662,000       21,101,250
        ----------------------------------------------------------------------------------------------------------------------------
        Nationwide Financial Services, Inc., Cl. A(3)                                                       125,000        3,312,500
                                                                                                                        ------------
                                                                                                                          41,231,250

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--22.1%
        ACE Ltd.                                                                                            766,200       45,972,000
        ----------------------------------------------------------------------------------------------------------------------------
        AFLAC, Inc.                                                                                         329,050       14,149,150
        ----------------------------------------------------------------------------------------------------------------------------
        American International Group, Inc.                                                                   59,000        7,581,500
        ----------------------------------------------------------------------------------------------------------------------------
        Everest Reinsurance Holdings, Inc.                                                                  340,000        9,775,000
        ----------------------------------------------------------------------------------------------------------------------------
        EXEL Ltd.                                                                                         1,131,400       44,124,600
        ----------------------------------------------------------------------------------------------------------------------------
        General Re Corp.                                                                                    149,000       24,920,250
        ----------------------------------------------------------------------------------------------------------------------------
        Mid Ocean Ltd.                                                                                      259,900       11,922,913
        ----------------------------------------------------------------------------------------------------------------------------
        Progressive Corp.                                                                                   162,000       12,332,250
                                                                                                                        ------------
                                                                                                                         170,777,663

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--15.3%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
        General Electric Co.                                                                                 75,200        8,337,800
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--1.7%
        Donnelley (R.R.) & Sons Co.                                                                         380,000       13,015,000
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--10.5%
        Caterpillar, Inc.                                                                                   330,000       29,370,000
        ----------------------------------------------------------------------------------------------------------------------------
        Dover Corp.                                                                                         150,000        7,950,000
        ----------------------------------------------------------------------------------------------------------------------------
        LucasVarity plc, ADR(3)                                                                             700,900       21,027,000
        ----------------------------------------------------------------------------------------------------------------------------
        Tenneco, Inc.                                                                                       290,000       11,563,750
        ----------------------------------------------------------------------------------------------------------------------------
        Textron, Inc.                                                                                       100,000       11,137,500
                                                                                                                        ------------
                                                                                                                          81,048,250

------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.0%
        Canadian Pacific Ltd. (New)                                                                         470,000       11,456,250
        ----------------------------------------------------------------------------------------------------------------------------
        CSX Corp.                                                                                            88,400        4,121,650
                                                                                                                        ------------
                                                                                                                          15,577,900

7      Oppenheimer Quest Value Fund, Inc.

                                                                                                                       MARKET VALUE
                                                                                                       SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--7.6%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--4.8%
        Lockheed Martin Corp.                                                                               270,000     $ 24,165,000
        ----------------------------------------------------------------------------------------------------------------------------
        McDonnell Douglas Corp.                                                                             224,000       13,300,000
                                                                                                                        ------------
                                                                                                                          37,465,000

------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.7%
        Adaptec, Inc.(3)                                                                                    150,000        5,550,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--0.6%
        Arrow Electronics, Inc.(3)                                                                           89,500        4,978,438
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--1.5%
        Sprint Corp.                                                                                        260,200       11,416,275
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.2%
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
        El Paso Natural Gas Co.                                                                              23,250        1,351,406
                                                                                                                        ------------
        Total Common Stocks (Cost $469,823,371)                                                                          627,315,082

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $613,192,291)                                                               99.8%      771,181,168
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                                 0.2        1,803,693
                                                                                                      -------------     ------------
NET ASSETS                                                                                                   100.0%     $772,984,861
                                                                                                      =============     ============

1. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

3. Non-income producing security.

See accompanying Notes to Financial Statements.

8      Oppenheimer Quest Value Fund, Inc.

Statement of Assets and Liabilities   April 30, 1997 (Unaudited)

====================================================================================================================================
ASSETS
        Investments, at value (cost $613,192,291)--see accompanying statement                                           $771,181,168
        ----------------------------------------------------------------------------------------------------------------------------
        Receivables:
        Shares of capital stock sold                                                                                       7,039,214
        Interest and dividends                                                                                               854,430
        ----------------------------------------------------------------------------------------------------------------------------
        Other                                                                                                                 23,379
                                                                                                                        ------------
        Total assets                                                                                                     779,098,191

====================================================================================================================================
LIABILITIES
        Bank overdraft                                                                                                       509,537
        ----------------------------------------------------------------------------------------------------------------------------
        Payables and other liabilities:
        Shares of capital stock redeemed                                                                                   3,475,228
        Distribution and service plan fees                                                                                 1,495,445
        Investments purchased                                                                                                304,164
        Transfer agent and accounting service fees                                                                            27,181
        Directors' fees                                                                                                        8,990
        Other                                                                                                                292,785
                                                                                                                        ------------
        Total liabilities                                                                                                  6,113,330

====================================================================================================================================
NET ASSETS                                                                                                              $772,984,861
                                                                                                                        ============

====================================================================================================================================
COMPOSITION OF
NET ASSETS
        Par value of shares of capital stock                                                                            $ 44,445,528
        ----------------------------------------------------------------------------------------------------------------------------
        Additional paid-in capital                                                                                       545,952,171
        ----------------------------------------------------------------------------------------------------------------------------
        Undistributed net investment income                                                                                1,568,294
        ----------------------------------------------------------------------------------------------------------------------------
        Accumulated net realized gain on investment transactions                                                          23,029,991
        ----------------------------------------------------------------------------------------------------------------------------
        Net unrealized appreciation on investments--Note 3                                                               157,988,877
                                                                                                                        ------------
        Net assets                                                                                                      $772,984,861
                                                                                                                        ============

====================================================================================================================================
NET ASSET VALUE
PER SHARE
        Class A Shares:
        Net asset value and redemption price per share (based on net assets of
        $530,656,072 and 30,388,942 shares of capital stock outstanding)                                                      $17.46
        Maximum offering price per share (net asset value plus sales charge
        of 5.75% of offering price)                                                                                           $18.53

        ----------------------------------------------------------------------------------------------------------------------------
        Class B Shares:
        Net asset value, redemption price and offering price per share (based on net assets
        of $187,965,435 and 10,902,702 shares of capital stock outstanding)                                                   $17.24

        ----------------------------------------------------------------------------------------------------------------------------
        Class C Shares:
        Net asset value, redemption price and offering price per share (based on net assets
        of $53,510,950 and 3,105,133 shares of capital stock outstanding)                                                     $17.23

        ----------------------------------------------------------------------------------------------------------------------------
        Class Y Shares:
        Net asset value, redemption price and offering price per share (based on net assets
        of $852,404 and 48,751 shares of capital stock outstanding)                                                           $17.48


See accompanying Notes to Financial Statements.

9      Oppenheimer Quest Value Fund, Inc.

STATEMENT OF OPERATIONS   For the Six Months Ended April 30, 1997 (Unaudited)

====================================================================================================================================
INVESTMENT INCOME
        Dividend                                                                                                          $4,379,939
        ----------------------------------------------------------------------------------------------------------------------------
        Interest                                                                                                           3,186,339
                                                                                                                        ------------
        Total income                                                                                                       7,566,278

====================================================================================================================================
EXPENSES
        Management fees--Note 4                                                                                            3,168,578
        ----------------------------------------------------------------------------------------------------------------------------
        Distribution and service plan fees--Note 4:
        Class A                                                                                                            1,178,622
        Class B                                                                                                              742,698
        Class C                                                                                                              199,833
        ----------------------------------------------------------------------------------------------------------------------------
        Transfer agent and accounting service fees--Note 4                                                                   276,131
        ----------------------------------------------------------------------------------------------------------------------------
        Registration and filing fees:
        Class A                                                                                                              157,735
        Class B                                                                                                               60,228
        Class C                                                                                                               17,034
        Class Y                                                                                                                  288
        ----------------------------------------------------------------------------------------------------------------------------
        Shareholder reports                                                                                                   87,701
        ----------------------------------------------------------------------------------------------------------------------------
        Legal and auditing fees                                                                                               26,860
        ----------------------------------------------------------------------------------------------------------------------------
        Custodian fees and expenses                                                                                           14,613
        ----------------------------------------------------------------------------------------------------------------------------
        Directors' fees and expenses                                                                                          12,737
        Other                                                                                                                 38,483
                                                                                                                        ------------
        Total expenses                                                                                                     5,981,541

====================================================================================================================================
NET INVESTMENT INCOME                                                                                                      1,584,737

====================================================================================================================================
REALIZED AND
UNREALIZED GAIN
        Net realized gain on investments                                                                                  23,070,046
        ----------------------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation on investments                                              16,225,703
                                                                                                                        ------------
        Net realized and unrealized gain                                                                                  39,295,749

====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $40,880,486
                                                                                                                        ============

See accompanying Notes to Financial Statements.

10     Oppenheimer Quest Value Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    SIX MONTHS ENDED  YEAR ENDED
                                                                                                    APRIL 30, 1997    OCTOBER 31,
                                                                                                    (UNAUDITED)       1996
===================================================================================================================================
OPERATIONS
        Net investment income                                                                       $   1,584,737     $   2,018,194
        ---------------------------------------------------------------------------------------------------------------------------
        Net realized gain                                                                              23,070,046        31,502,109
        ---------------------------------------------------------------------------------------------------------------------------
        Net change in unrealized appreciation or depreciation                                          16,225,703        69,588,617
                                                                                                    -------------     -------------
        Net increase in net assets resulting from operations                                           40,880,486       103,108,920

===================================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
        Dividends from net investment income:
        Class A                                                                                        (1,801,333)       (1,990,608)
        Class B                                                                                          (107,343)         (187,734)
        Class C                                                                                           (27,574)          (36,026)
        ---------------------------------------------------------------------------------------------------------------------------
        Distributions from net realized gain:
        Class A                                                                                       (22,962,111)      (18,878,099)
        Class B                                                                                        (6,696,157)       (2,778,986)
        Class C                                                                                        (1,768,806)         (689,670)

===================================================================================================================================
CAPITAL STOCK
TRANSACTIONS
        Net increase in net assets resulting from capital stock
        transactions--Note 2:
        Class A                                                                                       112,908,660        67,398,927
        Class B                                                                                        75,255,585        59,694,507
        Class C                                                                                        23,827,353        15,679,507
        Class Y                                                                                           843,460                --

===================================================================================================================================
NET ASSETS
        Total increase                                                                                220,352,220       221,320,738
        ---------------------------------------------------------------------------------------------------------------------------
        Beginning of period                                                                           552,632,641       331,311,903
                                                                                                    -------------     -------------
        End of period (including undistributed net investment
        income of $1,568,294 and $1,919,807, respectively)                                          $ 772,984,861     $ 552,632,641
                                                                                                    =============     =============


See accompanying Notes to Financial Statements.

11     Oppenheimer Quest Value Fund, Inc.

FINANCIAL HIGHLIGHTS

                                          CLASS A                                                                   CLASS B
                                          -----------------------------------------------------------------------   --------------
                                          SIX MONTHS                                                                SIX MONTHS
                                          ENDED                                                                     ENDED
                                          APRIL 30, 1997  YEAR ENDED OCTOBER 31,                                    APRIL 30, 1997
                                          (UNAUDITED)     1996(3)      1995         1994       1993       1992      (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $17.30         $14.51     $12.59     $12.51      $11.71     $10.61       $17.08
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     .04            .08      .12(4)     .09(4)      .05(4)     .04(4)         .02
Net realized and unrealized gain (loss)         1.11           3.79       2.71        .50        1.34       1.77         1.07
                                              ------         ------     ------     ------      ------     ------       ------
Total income (loss) from
investment operations                           1.15           3.87       2.83        .59        1.39       1.81         1.09

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment income            (.07)          (.10)      (.08)      (.04)       (.05)      (.07)        (.01)
Distributions from net realized gain            (.92)          (.98)      (.83)      (.47)       (.54)      (.64)        (.92)
                                              ------         ------     ------     ------      ------     ------       ------
Total dividends and distributions
to shareholders                                 (.99)         (1.08)      (.91)      (.51)       (.59)      (.71)        (.93)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $17.46         $17.30     $14.51     $12.59      $12.51     $11.71       $17.24
                                              ======         ======     ======     ======      ======     ======       ======

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)             6.87%         28.39%     24.74%      5.01%      12.27%     18.45%        6.60%

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                              $530,656       $412,246   $282,615   $238,085    $245,320   $142,939     $187,965
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $476,410       $338,429   $257,240   $237,923    $205,074   $122,319     $150,307
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                    0.62%(6)       0.58%      0.90%      0.72%       0.40%      0.53%        0.12%(6)
Expenses                                        1.66%(6)       1.71%      1.68%      1.71%       1.75%      1.75%        2.17%(6)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                       9.8%          36.0%      36.0%      49.0%       27.0%      41.0%         9.8%
Average brokerage commission rate(8)        $ 0.0569        $0.0559         --         --          --         --      $0.0569

1. For the period from December 16, 1996 (inception of offering) to April 30, 1997.

2. For the period from September 1, 1993 (inception of offering) to October 31, 1993.

3. On November 22, 1995, OppenheimerFunds, Inc. became the investment adviser to the Fund.

4. Based on average shares outstanding for the period.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

12     Oppenheimer Quest Value Fund, Inc.

                                              CLASS C                                                          CLASS Y
--------------------------------------------  ---------------------------------------------------------------  -------------------
                                              SIX MONTHS                                                       PERIOD
                                              ENDED                                                            ENDED
YEAR ENDED OCTOBER 31,                        APRIL 30, 1997  YEAR ENDED OCTOBER 31,                           APRIL 30, 1997(1)
1996(3)      1995       1994       1993(2)    (UNAUDITED)     1996(3)      1995          1994       1993(2)    (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
  $14.37    $12.53      $12.51    $12.66       $17.07           $14.35     $12.52        $12.50      $12.66        $16.50
----------------------------------------------------------------------------------------------------------------------------------

     .05       .05(4)      .02(4)   (.01)(4)      .02              .04        .04(4)        .01(4)     (.01)(4)       .02
    3.71      2.69         .50      (.14)        1.07             3.71       2.70           .51        (.15)          .96
  ------    ------      ------    ------       ------           ------     ------        ------       -----        ------

    3.76      2.74         .52      (.15)        1.09             3.75       2.74           .52        (.16)          .98

----------------------------------------------------------------------------------------------------------------------------------


    (.07)     (.07)       (.03)       --         (.01)            (.05)      (.08)         (.03)         --            --
    (.98)     (.83)       (.47)       --         (.92)            (.98)      (.83)         (.47)         --            --
  ------    ------      ------    ------       ------           ------     ------        ------       -----        ------

   (1.05)     (.90)       (.50)       --         (.93)           (1.03)      (.91)         (.50)         --            --
----------------------------------------------------------------------------------------------------------------------------------
  $17.08    $14.37      $12.53    $12.51       $17.23           $17.07     $14.35        $12.52      $12.50        $17.48
  ------    ------      ------    ------       ------           ------     ------        ------      ------       -------

==================================================================================================================================
   27.76%    24.08%       4.43%    (1.19)%       6.60%           27.73%     24.10%         4.45%      (1.26)%        5.94%

==================================================================================================================================


$111,130   $38,557     $14,373    $2,015      $53,511          $29,256    $10,140        $3,581        $221          $852
----------------------------------------------------------------------------------------------------------------------------------
 $68,175   $25,393     $ 8,341    $1,136      $40,457          $18,099    $ 6,711        $1,725        $169          $185
----------------------------------------------------------------------------------------------------------------------------------

    0.06%     0.36%       0.14%    (1.19)%(6)    0.11%(6)         0.06%      0.31%         0.09%      (0.90)%(6)     1.18%(6)
    2.26%     2.21%       2.24%     2.27%(6)     2.18%(6)         2.20%      2.26%         2.28%       2.27%(6)      1.23%(6)
----------------------------------------------------------------------------------------------------------------------------------
    36.0%     36.0%       49.0%     27.0%         9.8%            36.0%      36.0%         49.0%       27.0%          9.8%
 $0.0559        --          --        --      $0.0569          $0.0559         --            --          --       $0.0569

6. Annualized.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $191,282,049 and $54,161,174, respectively.

8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

13  Oppenheimer Quest Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
         Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. It is the intention of the Fund to continue to invest in equity securities of companies believed by the Manager to be undervalued. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and
         Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class.
         Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

         -----------------------------------------------------------------------
         INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

         -----------------------------------------------------------------------
         ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

         -----------------------------------------------------------------------
         FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

         -----------------------------------------------------------------------
         DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

         -----------------------------------------------------------------------
         Classification of Distributions to Shareholders. Net investment income
         (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

         -----------------------------------------------------------------------
         OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

14     Oppenheimer Quest Value Fund, Inc.

================================================================================
2. CAPITAL STOCK
         The Fund has authorized 100 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                                          SIX MONTHS ENDED APRIL 30, 1997(1)      YEAR ENDED OCTOBER 31, 1996
                                                          ----------------------------------      ----------------------------------
                                                          SHARES           AMOUNT                 SHARES             AMOUNT
         ---------------------------------------------------------------------------------------------------------------------------
         Class A:
         Sold                                                7,878,099    $ 136,714,910               6,823,030      $ 109,212,436
         Dividends and distributions reinvested              1,380,399       23,314,876               1,381,459         19,409,592
         Redeemed                                           (2,700,895)     (47,121,126)             (3,849,611)       (61,223,101)
                                                         -------------    -------------           -------------      -------------
         Net increase                                        6,557,603    $ 112,908,660               4,354,878      $  67,398,927
                                                         =============    =============           =============      =============

         ---------------------------------------------------------------------------------------------------------------------------
         Class B:
         Sold                                                4,637,727    $  79,592,428               4,315,316      $  67,660,385
         Dividends and distributions reinvested                382,277        6,387,748                 196,585          2,738,062
         Redeemed                                             (625,132)     (10,724,591)               (686,922)       (10,703,940)
                                                         -------------    -------------           -------------      -------------
         Net increase                                        4,394,872    $  75,255,585               3,824,979      $  59,694,507
                                                         =============    =============           =============      =============

         ---------------------------------------------------------------------------------------------------------------------------
         Class C:
         Sold                                                1,520,119    $  26,074,985               1,267,566      $  20,075,574
         Dividends and distributions reinvested                105,642        1,764,202                  51,443            716,599
         Redeemed                                             (234,466)      (4,011,834)               (311,646)        (5,112,666)
                                                         -------------    -------------           -------------      -------------
         Net increase                                        1,391,295    $  23,827,353               1,007,363      $  15,679,507
                                                         =============    =============           =============      =============

         ---------------------------------------------------------------------------------------------------------------------------
         Class Y:
         Sold                                                   49,265    $     852,319                      --      $          --
         Redeemed                                                 (514)          (8,859)                     --                 --
                                                         -------------    -------------           -------------      -------------
         Net increase                                           48,751    $     843,460                      --      $          --
                                                         =============    =============           =============      =============

         1. For the six months ended April 30, 1997 for Class A, B and C and for the period from December 16, 1996 (inception of offering) to April 30, 1997 for Class Y shares.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
         At April 30, 1997, net unrealized appreciation on investments of $157,988,877 was composed of gross appreciation of $162,183,448, and gross depreciation of $4,194,571.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
         Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million of average annual net assets, and 0.85% of average annual net assets in excess of $800 million. The Manager acts as the accounting agent for the Fund at an annual fee of $55,000, plus out-of-pocket costs and expenses reasonably incurred.

                 The Manager pays OpCap Advisors (the Sub-Adviser) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 1997, the Manager paid $1,122,688 to the Sub-Adviser. On February 13, 1997 PIMCO Advisors L.P., signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital (the parent of OpCap Advisors) and the 1.0% general interest in Oppenheimer Capital L.P.

                 For the six months ended April 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,809,640, of which $545,107 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $2,741,479 and $227,732, of which $97,713 and $2,863, respectively, was paid to an affiliated broker/dealer. During the six months ended April 30, 1997, OFDI received contingent deferred sales charges of $135,763 and $5,398, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                 OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. The Fund pays OFS an annual maintenance fee of $14.85 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 1997, the Fund paid OFS $247,200.

15     Oppenheimer Quest Value Fund, Inc.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
   (CONTINUED)
         Under a proposed Distribution and Service Plan for Class A shares
         (that was approved by the Board of Directors at a meeting held
         February 4, 1997 and by the shareholders of the Fund at a meeting held June 2, 1997) OFDI is compensated for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Both fees are computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan. During the six months ended April 30, 1997, OFDI paid $248,992 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses and retained $244,787 as compensation for Class A sales commissions and service fee advances, as well as financing costs.

                 Under proposed Distribution and Service Plans for Class B and C shares (that were approved by the Board of Directors at a meeting held February 4, 1997 and by the shareholders of the Fund at a meeting held June 2, 1997) OFDI is compensated for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1997, OFDI paid $18,578 and $15,555, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $662,420 and $131,603, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At April 30, 1997, OFDI had incurred unreimbursed expenses of $4,610,193 for Class B and $482,524 for Class C.

================================================================================
5. ILLIQUID AND
   RESTRICTED SECURITIES
         At April 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at April 30, 1997 was $6,504,028, which represents 0.84% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                                                                               VALUATION PER UNIT
         SECURITY                                                         ACQUISITION DATES  COST PER UNIT   AS OF APRIL 30, 1997
         -------------------------------------------------------------------------------------------------------------------------
         BONDS:
         Security Capital Realty, Inc., 12% Cv. Sub. Debs., 6/30/14       9/15/94--10/11/95         94.25%                 116.40%
         -------------------------------------------------------------------------------------------------------------------------
         Security Capital Realty, Inc., 12% Cv. Sub. Debs.
         Interest Shares, 6/30/14                                         1/1/95--12/31/96         100.00                  100.00
         STOCKS:
         Security Capital Realty, Inc.                                    9/15/94--4/17/95        $925.50               $1,217.50

16     Oppenheimer Quest Value Fund, Inc.

OPPENHEIMER QUEST VALUE FUND, INC.


================================================================================
OFFICERS AND DIRECTORS
         Bridget A. Macaskill, Chairman of the Board of Directors and President Paul Y. Clinton, Director
         Thomas W. Courtney, Director
         Lacy B. Herrmann, Director
         George Loft, Director
         Robert C. Doll, Jr., Vice President
         George C. Bowen, Treasurer
         Robert J. Bishop, Assistant Treasurer
         Scott T. Farrar, Assistant Treasurer
         Andrew J. Donohue, Secretary
         Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER
         OppenheimerFunds, Inc.

================================================================================
SUB-ADVISER
         OpCap Advisors

================================================================================
DISTRIBUTOR
         OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT
         OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES
         State Street Bank and Trust Company

================================================================================
INDEPENDENT ACCOUNTANTS
         Price Waterhouse LLP

================================================================================
LEGAL COUNSEL
         Gordon Altman Butowsky Weitzen Shalov & Wein

         The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants.

         This is a copy of a report to shareholders of Oppenheimer Quest Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Value Fund, Inc. For material information concerning the Fund, see the Prospectus.

         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

17     Oppenheimer Quest Value Fund, Inc.

OPPENHEIMERFUNDS FAMILY

================================================================================
         OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                 When you invest with OppenheimerFunds, you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                 At OppenheimerFunds we don't charge a fee to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

=============================================================================================================
REAL ASSET FUNDS
         Real Asset Fund                              Gold & Special Minerals Fund

=============================================================================================================
STOCK FUNDS
         Developing Markets Fund                      Growth Fund
         Global Emerging Growth Fund                  Global Fund
         Enterprise Fund                              Quest Global Value Fund
         International Growth Fund                    Disciplined Value Fund
         Discovery Fund                               Oppenheimer Fund
         Quest Small Cap Value Fund                   Value Stock Fund
         Capital Appreciation Fund(2)                 Quest Value Fund
         Quest Capital Value Fund

=============================================================================================================
STOCK & BOND FUNDS
         Main Street Income & Growth Fund             Equity Income Fund
         Quest Opportunity Value Fund                 Disciplined Allocation Fund
         Total Return Fund                            Multiple Strategies Fund(3)
         Quest Growth & Income Value Fund             Strategic Income & Growth Fund
         Global Growth & Income Fund                  Bond Fund for Growth

=============================================================================================================
BOND FUNDS
         International Bond Fund                      Bond Fund
         High Yield Fund                              U.S. Government Trust
         Champion Income Fund                         Limited-Term Government Fund
         Strategic Income Fund

=============================================================================================================
MUNICIPAL FUNDS
         California Municipal Fund(4)                 Insured Municipal Fund
         Florida Municipal Fund(4)                    Intermediate Municipal Fund
         New Jersey Municipal Fund(4)
         New York Municipal Fund(4)                   Rochester Division
         Pennsylvania Municipal Fund(4)               Rochester Fund Municipals
         Municipal Bond Fund                          Limited Term New York Municipal Fund

=============================================================================================================
MONEY MARKET FUNDS(5)
         Money Market Fund                            Cash Reserves

=============================================================================================================
LIFESPAN
         Growth Fund                                  Income Fund
         Balanced Fund

         1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.

         2. On 12/18/96, the Fund's name was changed from "Target Fund."

         3. On 3/6/97, the Fund's name was changed from "Asset Allocation
         Fund."

         4. Available only to investors in certain states.

         5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

         Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

         (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

18     Oppenheimer Quest Value Fund, Inc.

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0225.001.0497       June 30, 1997

[PHOTO]
Customer Service Representative
OppenheimerFunds Services

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

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Bulk Rate
U.S. Postage
PAID
Permit No. 469
Denver, CO
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